Loans and Allowance for Loan Losses (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Categories of impaired loans
Non-accrual loans	$ 23,680,000	$ 31,081,000
Troubled debt restructurings continuing to accrue interest	11,395,000	8,282,000
Total impaired loans, Recorded Investment	35,075,000	39,363,000
Additional information about impaired loans
Impaired loans individually evaluated for impairment	34,800,000	39,200,000
Impaired loans were evaluated based on the fair value of the loan's collateral	21,800,000	36,100,000
Percentage of impaired loans for which no reserve allocation required	54.00%	37.00%
Recorded Investment, With no related allowance recorded	18,809,000	14,733,000
Recorded Investment, With an allowance recorded	16,266,000	24,630,000
Total impaired loans, Recorded Investment	35,075,000	39,363,000
Unpaid Principal Balance, With no related allowance recorded	20,813,000	16,594,000
Unpaid Principal Balance, With an allowance recorded	16,992,000	25,308,000
Total impaired loans, Unpaid Principal Balance	37,805,000	41,902,000
Specific Reserves, With an allowance recorded	4,796,000	4,020,000
Commercial, financial, and agricultural
Categories of impaired loans
Non-accrual loans	1,684,000	1,335,000
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	2,467,000	3,272,000
Recorded Investment, With an allowance recorded	1,548,000	885,000
Unpaid Principal Balance, With no related allowance recorded	2,593,000	4,009,000
Unpaid Principal Balance, With an allowance recorded	1,607,000	898,000
Specific Reserves, With an allowance recorded	721,000	213,000
Real estate - construction residential
Categories of impaired loans
Non-accrual loans	2,204,000	2,497,000
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	44,000	2,307,000
Recorded Investment, With an allowance recorded	2,160,000	189,000
Unpaid Principal Balance, With no related allowance recorded	80,000	2,339,000
Unpaid Principal Balance, With an allowance recorded	2,331,000	189,000
Specific Reserves, With an allowance recorded	392,000	125,000
Real estate - construction commercial
Categories of impaired loans
Non-accrual loans	6,251,000	7,762,000
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	6,101,000	1,879,000
Recorded Investment, With an allowance recorded	514,000	5,883,000
Unpaid Principal Balance, With no related allowance recorded	7,148,000	2,102,000
Unpaid Principal Balance, With an allowance recorded	514,000	6,011,000
Specific Reserves, With an allowance recorded	304,000	542,000
Real estate - residential
Categories of impaired loans
Non-accrual loans	4,165,000	5,330,000
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	2,121,000	1,939,000
Recorded Investment, With an allowance recorded	4,396,000	3,832,000
Unpaid Principal Balance, With no related allowance recorded	2,654,000	2,393,000
Unpaid Principal Balance, With an allowance recorded	4,570,000	3,999,000
Specific Reserves, With an allowance recorded	1,374,000	1,069,000
Real estate - commercial
Categories of impaired loans
Non-accrual loans	9,074,000	13,938,000
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	7,817,000	5,162,000
Recorded Investment, With an allowance recorded	7,605,000	13,797,000
Unpaid Principal Balance, With no related allowance recorded	8,056,000	5,565,000
Unpaid Principal Balance, With an allowance recorded	7,925,000	14,167,000
Specific Reserves, With an allowance recorded	1,989,000	2,071,000
Consumer
Additional information about impaired loans
Non-accrual loans that were collectively evaluated for impairment	259,000	174,000
Recorded Investment, With no related allowance recorded	259,000	174,000
Recorded Investment, With an allowance recorded	43,000	44,000
Unpaid Principal Balance, With no related allowance recorded	282,000	186,000
Unpaid Principal Balance, With an allowance recorded	45,000	44,000
Specific Reserves, With an allowance recorded	$ 16,000